UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number		811-09149

Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

Registrant’s Telephone Number, Including Area Code:		(617) 482-8260

Date of Fiscal Year End	November 30

Date of Reporting Period	August 31, 2004

Item 1. Schedule of Investments

Ohio Municipal Income Trust	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.0%

Principal Amount	Security	Value
(000’s omitted)

Cogeneration — 1.4%
385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	375,575
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	204,316
		$579,891

Education — 3.6%
1,500	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 10/1/29 (1) (2)	1,538,310
		$1,538,310

Electric Utilities — 3.7%
500	Clyde Electric System Revenue, (AMT), 6.00%, 11/15/14	525,400
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,032,750
		$1,558,150

Escrowed / Prerefunded — 2.8%
1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	1,178,750
		$1,178,750

General Obligations — 4.0%
1,530	Hamilton City School District, 5.625%, 12/1/24	1,683,275
		$1,683,275

Hospital — 21.9%
550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	566,830
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,534,890
2,000	Franklin County, (Childrens Hospital), 5.20%, 5/1/29	2,033,740

620	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	572,818
400	Mahoning County Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	420,896
1,250	Parma Community General Hospital Association, 5.35%, 11/1/18	1,294,337
1,750	Parma Community General Hospital Association, 5.375%, 11/1/29	1,763,545
1,000	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	1,077,410
		$9,264,466

Industrial Development Revenue — 17.5%
1,250	Cleveland Airport, (Continental Airlines), (AMT), 5.70%, 12/1/19	880,650
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,204,918
3,000	Moraine Solid Waste Disposal, (General Motors Corp.), (AMT), 5.65%, 7/1/24	2,982,060
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,366,393
		$7,434,021

Insured-Education — 10.3%
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), 5.50%, 12/1/30	1,072,180
1,500	University of Akron, (FGIC), Variable Rate, 1/1/29 (1) (2)	1,954,110
1,250	University of Cincinnati, (FGIC), 5.25%, 6/1/24	1,321,988
		$4,348,278

Insured-Electric Utilities — 4.0%
2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	713,900
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	999,270
		$1,713,170

Insured-Escrowed/Prerefunded — 0.6%
245	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29 (3)	250,231
		$250,231

Insured-General Obligations — 18.1%
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,020,340
1,000	Lima City School District, (AMBAC), 5.50%, 12/1/22	1,119,400
500	Lima City School District, (AMBAC), 6.00%, 12/1/22	582,995
1,000	Puerto Rico, (FSA), Variable Rate, 7/1/27 (2) (4)	1,289,720
400	Puerto Rico, (MBIA), Variable Rate, 7/1/20 (2) (4)	604,156
2,860	Springfield City School District Clark County, (FGIC), 5.20%, 12/1/23	3,048,245
		$7,664,856

Insured-Hospital — 6.7%
255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29 (3)	260,444
1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	1,015,770
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,544,640
		$2,820,854

Insured-Lease Revenue / Certificates of Participation — 5.6%
1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22	1,599,135
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6/1/24 (2) (4)	769,656
		$2,368,791

Insured-Special Tax Revenue — 14.8%
2,500	Delaware County, Sewer District, (MBIA), 4.75%, 12/1/24	2,524,725
2,000	Hamiliton County Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	2,092,880
2,235	Hamilton County Sales Tax Revenue, (AMBAC), 0.00%, 12/1/28	637,266
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,016,030
		$6,270,901

Insured-Transportation — 9.7%
750	Cleveland Airport System Revenue, (FSA), 5.00%, 1/1/31	759,900
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,140,650
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,129,980
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 7/1/28 (2) (4)	1,071,390
		$4,101,920

Lease Revenue/Certificates of Participation — 3.3%
1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	1,378,988
		$1,378,988

Nursing Home — 4.9%
1,755	Cuyahoga County, Health Care Facilities, (Benjamin Rose Institute), 5.50%, 12/1/28	1,547,085
610	Ohio HFA, Retirement Rental Housing, (Encore Retirement Partners), 6.75%, 3/1/19	526,515
		$2,073,600

Other Revenue — 2.9%
1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10/1/32 (2) (4)	1,243,230
		$1,243,230

Pooled Loans — 7.4%
1,020	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,068,022
1,000	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,036,470
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,043,207
		$3,147,699

Special Tax Revenue — 5.3%
600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	626,676
1,415	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,629,019
		$2,255,695

Transportation — 2.1%
875	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/34	884,774
		$884,774

Water and Sewer — 2.4%
1,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	1,023,020
		$1,023,020

Total Tax-Exempt Investments — 153.0%
(identified cost $61,270,725)		$64,782,870

Other Assets, Less Liabilities — 2.5%		$1,069,734
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.5)%		$(23,500,000)
Net Assets Applicable to Common Shares— 100.0%		$42,352,604

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at August 31, 2004, 45.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 17.2% of total investments.

(1)                                                                                          Security has been issued as an inverse floater bond.

(2)                                                                                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2004, the aggregate value of the securities is $8,470,572 or 20.0% of the net assets.

(3)                                                                                          Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)                                                                                          Security has been issued as a leveraged inverse floater bond.

A summary of financial instruments at August 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	90 U.S Treasury Bond	Short	$(9,948,133)	$(10,018,125)	$(69,992)

At August 31, 2004, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$61,214,683
Gross unrealized appreciation	$4,399,903
Gross unrealized depreciation	(831,716)
Net unrealized appreciation	$3,568,187

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	October 21, 2004